Capital management	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Capital management
17. Capital management
Obsidian Energy manages
our
capital to provide a flexible structure to support capital programs, production maintenance and other operational strategies. Attaining a strong financial position enables the capture of business opportunities and supports Obsidian Energy’s business strategy of providing strong shareholder returns.
Obsidian Energy defines capital as the sum of shareholders’ equity and long-term debt. Shareholders’ equity includes shareholders’ capital, other reserves and retained earnings (deficit). Long-term debt includes bank loans and senior notes.
Management reviews Obsidian Energy’s capital structure to allow our objectives and strategies to be met. The capital structure is reviewed based on a number of key factors including, but not limited to, current market conditions, hedging positions, trailing and forecast debt to capitalization ratios, debt to
Adjusted
EBITDA and other economic risk factors.
The Company is subject to certain quarterly financial covenants under its secured, syndicated credit facility and the senior secured notes. These financial covenants include Senior debt and Total debt to Adjusted EBITDA and Senior debt and Total debt to capitalization as defined in Obsidian Energy’s lending agreements. As at December 31, 2019, the Company was in compliance with all of our financial covenants under such lending agreements.
Subsequent to December 31, 2019, the Senior debt and Total debt to Adjusted EBITDA covenants have been eliminated and the Senior debt and Total debt to capitalization covenants have been modified, see Note 7.
The Company intends to continue to identify and evaluate hedging opportunities in order to reduce our
exposure to fluctuations in commodity prices and protect
our
future cash flows and capital programs.

	Year ended December 31
(millions, except ratio amounts)	2019	2018
Components of capital
Shareholders’ equity	$1,092	$1,868
Long-term debt	$461	$419
Ratios
Senior debt to Adjusted EBITDA (1)	2.57	3.66
Total debt to Adjusted EBITDA (2)	2.57	3.66
Senior debt to capitalization (3)	30%	19%
Total debt to capitalization (4)	30%	19%
Priority debt to consolidated tangible assets (5)	—	—
Adjusted EBITDA (6)	$181	$116
Long-term debt	$461	$419
Bank overdraft	—	2
Letters of credit (7)	5	4

Senior debt and total debt	466	425
Total shareholders’ equity	1,092	1,868

Total capitalization	$1,558	$2,293

(1)	As at December 31, 2019, less than 4.25:1
(2)	As at December 31, 2019, less than 4.25:1
(3)	Not to exceed 50 percent
(4)	Not to exceed 55 percent
(5)	Priority debt not to exceed 15% of consolidated tangible assets.
(6)
Adjusted EBITDA as defined by Obsidian Energy’s debt agreements excludes the EBITDA contribution from assets sold in the prior 12 months and is used within Obsidian Energy’s covenant calculations related to our syndicated bank facility and senior notes. Additionally, under the syndicated credit facility, realized foreign exchange gains or losses related to debt maturities are excluded from the calculation.

(7)	Letters of credit defined as financial under the lending agreements are included in the calculation.